UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21404
ING Clarion Real Estate Income Fund

(Exact name of registrant as specified in charter)

259 N. Radnor-Chester Road, Radnor, PA 19087

(Address of principal executive offices)	(Zip code)

T. Ritson Ferguson, President and Chief Executive Officer
ING Clarion Real Estate Income Fund
259 N. Radnor-Chester Road
Radnor, PA 19087

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-888-711-4CRA
Date of fiscal year end: December 31
Date of reporting period: March 31, 2007
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
     Attached hereto.

ING Clarion Real Estate Income Fund
Portfolio of Investments / March 31, 2007 (unaudited)

		Market
Shares		Value

	Common Stock - 106.2%
	Real Estate Investment Trusts (“REIT”) - 106.2%
75,000	Apartment Investment & Management Co., Class A	$4,326,750
24,800	AvalonBay Communities, Inc.	3,224,000
190,400	BioMed Realty Trust, Inc.	5,007,520
57,000	Boston Properties, Inc.	6,691,800
322,553	Brandywine Realty Trust	10,776,496
206,600	CBL & Associates Properties, Inc.	9,263,944
266,400	Camden Property Trust	18,730,584
218,100	Colonial Properties Trust	9,960,627
351,000	DCT Industrial Trust, Inc.	4,152,330
80,600	Developers Diversified Realty Corp.	5,069,740
180,000	Digital Realty Trust, Inc.	7,182,000
186,429	EastGroup Properties, Inc.	9,513,472
150,000	Extra Space Storage, Inc.	2,841,000
35,000	Federal Realty Investment Trust	3,171,700
310,700	First Industrial Realty Trust, Inc.	14,074,710
313,000	GMH Communities Trust	3,126,870
60,000	Gramercy Capital Corp.	1,840,800
245,200	Health Care REIT, Inc.	10,764,280
392,400	Highwoods Properties, Inc.	15,495,876
40,100	Hospitality Properties Trust	1,876,680
150,000	Host Hotels & Resorts, Inc.	3,946,500
196,100	iStar Financial, Inc.	9,183,363
305,810	Liberty Property Trust	14,899,063
174,500	Mack-Cali Realty Corp.	8,311,435
412,500	Maguire Properties, Inc.	14,668,500
194,900	Mid-America Apartment Communities, Inc.	10,965,074
385,100	National Retail Properties, Inc.	9,315,569
352,600	Nationwide Health Properties, Inc.	11,022,276
245,100	Newcastle Investment Corp.	6,796,623
324,700	OMEGA Healthcare Investors, Inc.	5,568,605
181,753	Pennsylvania Real Estate Investment Trust	8,057,110
100,000	Post Properties, Inc.	4,573,000
65,000	Regency Centers Corp.	5,430,750
89,551	SL Green Realty Corp.	12,284,606
216,000	Senior Housing Properties Trust	5,162,400
40,000	Simon Property Group, Inc.	4,450,000
62,600	Sovran Self Storage, Inc.	3,468,666
168,900	Spirit Finance Corp.	2,516,610
244,700	Strategic Hotels & Resorts, Inc.	5,596,289
70,000	The Macerich Co.	6,465,200
225,000	U-Store-It Trust	4,527,000
92,900	Ventas, Inc.	3,913,877
20,000	Vornado Realty Trust	2,386,800

	Total Common Stock
	(cost $238,816,366)	310,600,495

See previously submitted notes to financial statements for the annual period ended December 31, 2006.

		Market
Shares		Value

	Preferred Stock - 22.1%
	Real Estate Investment Trusts (“REIT”) - 22.1%
80,000	Apartment Investment & Management Co., Series V	2,103,200
80,000	BioMed Realty Trust, Inc., Series A	2,016,000
51,000	CBL & Associates Properties, Inc., Series C	1,302,540
65,000	Cedar Shopping Centers, Inc.	1,705,600
200,000	Corporate Office Properties Trust, Series J	5,090,000
50,500	Equity Inns, Inc., Series C	1,390,265
50,000	First Industrial Realty Trust	1,268,000
20,000	Glimcher Realty Trust, Series F	511,400
85,000	Glimcher Realty Trust, Series G	2,150,500
130,000	Innkeepers USA Trust, Series C	3,264,300
150,000	iStar Financial, Inc., Series F	3,828,000
170,000	LaSalle Hotel Properties, Series B	4,386,000
76,800	LaSalle Hotel Properties, Series E	2,085,888
50,000	Maguire Properties, Inc., Series A	1,235,000
118,600	National Retail Properties, Inc., Series C	3,030,230
35,000	Nationwide Health Properties, Inc.	3,561,425
80,000	NorthStar Realty Finance Corp., Series A	2,067,504
40,000	NorthStar Realty Finance Corp., Series B	970,000
80,000	PS Business Parks, Inc., Series O	2,037,600
82,200	Pennsylvania Real Estate Investment Trust	4,356,600
129,000	Public Storage, Inc., Series I	3,330,780
80,000	Public Storage, Inc., Series K	2,070,400
40,000	Public Storage, Inc., Series M	990,000
80,000	SL Green Realty Corp., Series C	2,030,400
120,000	Strategic Hotels & Resorts, Inc., Series B	3,048,756
90,900	Strategic Hotels & Resorts, Inc., Series C	2,325,222
100,000	Sunstone Hotel Investors, Inc., Series A	2,571,880

	Total Preferred Stock
	(cost $63,479,140)	64,727,490

	Convertible Preferred Stock - 0.9%
	Real Estate Investment Trusts (“REIT”) - 0.9%
80,000	Health Care REIT, Inc., 7.50%, Series G
	(cost $1,791,344)	2,540,800

Principal Amount

	Mortgage-Related Securities - 9.6%
	Chase Commercial Mortgage Securities Corp.,
$1,000,000	Series 1997-1, Class F	1,047,756
	7.37%, 6/19/29 (a)
	Commercial Mortgage Acceptance Corp.,
2,500,000	Series 1998-C2, Class G	2,503,904
	5.44%, 9/15/30 (a)
	CS First Boston Mortgage Securities Corp.
2,000,000	Series 2002-CP3, Class J	2,002,168
	6.00%, 7/15/35 (a)
3,500,000	Series 2002-CP3, Class K	3,419,731
	6.00%, 7/15/35 (a)
2,000,000	Series 2003-C5, Class K	1,784,690
	5.23%, 12/15/36 (a)
2,000,000	Series 2003-C5, Class L	1,696,281
	5.23%, 12/15/36 (a)
	DLJ Commercial Mortgage Corp.,
2,600,000	Series 1998-CF1, Class B7	1,931,347
	6.41%, 2/18/31 (a)
	GS Mortgage Securities Trust
	Commercial Mortgage Pass Through-Certificates
See previously submitted notes to financial statements for the annual period ended December 31, 2006.

Principal Amount

2,500,000	Series 2006-GG6, Class L	2,140,242
	5.23%, 4/10/38 (a)
1,000,000	Series 2006-GG6, Class P	616,283
	5.23%, 4/10/38 (a)
	J.P. Morgan Chase Commercial Mortgage Securities,
3,250,000	Series 2002-C3, Class J	1,329,477
	5.06%, 7/12/35 (a)
	Wachovia Bank Commercial Mortgage Trust
3,668,000	Series 2003-C4, Class L	3,329,232
	4.93%, 4/15/35 (a)
4,000,000	Series 2003-C7, Class L	3,029,152
	5.44%, 10/15/35 (a)
3,800,000	Series 2003-C8, Class K	3,288,296
	5.03%, 11/15/35 (a)

	Total Mortgage-Related Securities
	(cost $27,304,106)	28,118,559

	Corporate Bonds - 5.7%
1,650,000	Ashton Woods USA LLC
	9.50%, 10/01/15	1,579,875
706,000	Denny’s Corp./Holdings, Inc.
	10.00%, 10/01/12	756,303
	K. Hovnanian Enterprises, Inc.
500,000	8.875%, 4/01/12	483,750
750,000	7.50%, 5/15/16	703,125
1,250,000	8.625%, 1/15/17	1,206,250
997,000	Ingles Markets, Inc.
	8.875%, 12/01/11	1,041,865
	KB Home
1,000,000	7.75%, 2/01/10	992,500
1,500,000	9.50%, 2/15/11	1,539,375
2,000,000	Meritage Homes Corp
	7.00%, 5/01/14	1,897,500
2,000,000	O’Charley’s, Inc.
	9.00%, 11/01/13	2,140,000
1,500,000	Petro Stopping Centers, LP
	9.00%, 2/15/12	1,552,500
1,000,000	Standard Pacific Corp.
	9.25%, 4/15/12	965,000
1,000,000	Susser Holdings LLC
	10.625%, 12/15/13	1,096,250
500,000	Trustreet Properties, Inc.
	7.50%, 4/01/15	544,999

	Total Corporate Bonds
	(cost $16,855,922)	16,499,292

	Total Investments - 144.5%
	(cost $348,246,878)	422,486,636
	Liabilities in Excess of Other Assets - (3.5%)	(10,135,582)
	Preferred Shares, at redemption value - (41.0%)	(120,000,000)

	Net Assets Applicable to
	Common Shares - 100.0% (b)	$292,351,054

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, and may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to $28,118,559 or 9.6% of net assets.

(b)	Portfolio percentages are calculated based on Net Assets Applicable to Common Shares.
See previously submitted notes to financial statements for the annual period ended December 31, 2006.

Interest Rate Swaps

		Notional
	Termination	Amount	Fixed	Floating	Unrealized
Counterparty	Date	(000)	Rate	Rate	Appreciation

Citigroup	4/30/2007	$42,000	3.30%	1 Month LIBOR	$72,902
Citigroup	4/30/2009	42,000	4.08%	1 Month LIBOR	661,690

					$734,592

     For each swap noted, the Trust pays a fixed rate and receives a floating rate.

Item 2. Controls and Procedures.
(a)	The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
     Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) ING Clarion Real Estate Income Fund
By: /s/ T. Ritson Ferguson
     T. Ritson Ferguson
     President and Chief Executive Officer
Date: May 3, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ T. Ritson Ferguson
     T. Ritson Ferguson
     President and Chief Executive Officer
Date: May 3, 2007
By: /s/ Jonathan A. Blome
     Jonathan A. Blome
     Treasurer and Chief Financial Officer
Date: May 3, 2007